FINANCIAL INSTRUMENTS (Details) - Classified as fair value through profit or loss - Classified as fair value - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ 287,515	$ (84,968)	$ 579,652	$ (7,619)
Physical forward contracts and options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	133,822	(115,147)	359,128	(66,767)
Financial swap contracts and options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	155,093	42,544	221,487	70,665
Foreign exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	597	(3,028)	1,702	(9,079)
Unrealized foreign exchange on Term Loan
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(6,393)		(2,245)
Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the September 2020
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		(12,218)
Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(192)	1,769	(1,896)	(612)
Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ 4,588	$ 1,112	$ 1,476	$ (1,826)